Unaudited Condensed Consolidated Statements of Changes in Shareholders' Deficit (Parentheticals) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Class A Redeemable Preferred Stock [Member] | One Energy Enterprises Inc [Member]
Preferred stock dividends	$ 21.01	$ 21.01